Segment Results - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net revenues [Abstract]
Management Fees		€ 508	€ 539	€ 1,061	€ 1,048
Performance and transaction fees		20	66	37	77
Other		21	(11)	(30)	(6)
Total net revenues		549	594	1,068	1,119
Provision for credit losses		(1)	0	0	0
Noninterest expenses [Abstract]
Compensation and benefits		204	228	376	427
General and administrative expenses		189	217	386	413
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		7	27	10	29
Total noninterest expenses		400	471	774	869
Noncontrolling interests		36	33	70	64
Profit (loss) before tax		114	89	224	186
Total assets	[1]	9,977	9,708	9,977	9,708
Assets under Management	[1]	744,915	720,880	744,915	720,880
Net flows		€ 8,662	€ 4,142	€ 6,180	€ 6,580

[1]	As of quarter-end.